Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	Note	2025 US$m	2024 US$m
Cash at bank and in hand		2,546	2,330
Money market funds, reverse repurchase agreements and other cash equivalents		6,326	6,165
Total cash and cash equivalents per consolidated balance sheet		8,872	8,495
Bank overdrafts repayable on demand (unsecured)	21	(7)	(11)
Total cash and cash equivalents per consolidated cash flow statement		8,865	8,484